Other Long-Term Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Long-Term Liabilities [Abstract]
Other long-term liabilities	¥ 120,975,955	$ 16,573,638	¥ 111,711,750